Leases - Lease liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Lease Liabilities [Line Items]
Current portion of lease liability	$ 66,132	$ 59,103
Long-term lease liability	258,383	270,594
Lease liabilities	324,515	329,697
Aircraft
Disclosure Of Lease Liabilities [Line Items]
Current portion of lease liability	60,101	54,134
Long-term lease liability	222,113	239,193
Real estate
Disclosure Of Lease Liabilities [Line Items]
Current portion of lease liability	6,031	4,969
Long-term lease liability	$ 36,270	$ 31,401